Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	3,206.15
Total Transaction Valuation	36,852,267.00
Total Offset Amount	0.00
Net Fee	$ 3,206.15
Offering Table N/A
Offset Table N/A	N/A